Van Wagoner Funds, Inc.

                  Supplement dated May 19, 2005 to the
         Statement of Additional Information dated April 30, 2005

        This supplement provides additional information beyond that contained in the Statement of Additional Information.

	On May 3, 2005, at a special meeting of shareholders of the Van Wagoner Small-Cap Growth Fund, Van Wagoner Growth Opportunities Fund, Van Wagoner Emerging Growth Fund, Van Wagoner Post-Venture Fund, Van Wagoner Mid-Cap Growth Fund and Van Wagoner Technology Fund (each, a "Fund" and collectively, the "Funds"), portfolios of Van Wagoner Funds, Inc. (the "Company"), shareholders of each Fund approved the election of four independent directors to the Board of Directors. Two of these independent directors are current directors of the Company.

The following section supplements the information under the sub-heading "Directors and Officers" found on page 19 of the Statement of Additional Information.


"DISINTERESTED PERSONS"

NAME, ADDRESS AND AGE:
Dr. Michael Hruskocy
755 Sansome Street Suite 350, San Francisco, CA 94111
Age: 46

POSITION(S) HELD WITH FUND:
Director

TERM OF OFFICE AND LENGTH OF TIME SERVED:
Indefinite, until successor elected
Served as Director since May 2005

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Anesthesiologist at Park Ridge Anesthesiology Associates Ltd. since 1990; Medical Director at Advocate Lutheran General Hospital since 1999.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR:
6

OTHER DIRECTORSHIPS HELD BY DIRECTOR:
None.



"DISINTERESTED PERSONS"

NAME, ADDRESS AND AGE:
Sven A. Wehrwein
755 Sansome Street Suite 350 San Francisco, CA 94111
Age: 53

POSITION(S) HELD WITH FUND:
Director

TERM OF OFFICE AND LENGTH OF TIME SERVED:
Indefinite, until successor elected
Served as Director since May 2005

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Financial consultant for emerging growth companies since 1999.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR:
6

OTHER DIRECTORSHIPS HELD BY DIRECTOR:
Synovis Life Technologies, Inc.;
Vital Images, Inc.


The following section supplements the information under the sub-heading "Direct Ownership of Equity Securities" found on page 21 of the Statement of Additional Information.

The following table sets forth the dollar range of shares of all Funds in the Company beneficially owned by each Director as of March 8, 2005:

               Dollar Range of Equity Securities in the:

"DISINTERESTED PERSONS"

NAME OF DIRECTOR:  Dr. Michael Hruskocy
SMALL-CAP GROWTH FUND:  $0
GROWTH OPPORTUNITIES FUND:  $0
EMERGING GROWTH FUND:  $0
POST-VENTURE FUND:  $0
MID-CAP GROWTH FUND:  $0
TECHNOLOGY FUND:  $0
AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES: $0


"DISINTERESTED PERSONS"

NAME OF DIRECTOR:  Sven A. Wehrwein
SMALL-CAP GROWTH FUND:  $0
GROWTH OPPORTUNITIES FUND:  $0
EMERGING GROWTH FUND:  $0
POST-VENTURE FUND:  $0
MID-CAP GROWTH FUND:  $0
TECHNOLOGY FUND:  $0
AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES: $0




       INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE